restructuring and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
restructuring and other costs
Goods and services purchased	$ 8	$ 10	$ 26	$ 15
Employee benefits expense	21	25	39	54
Total	29	35	65	69	$ 313	$ 317
Restructuring
restructuring and other costs
Goods and services purchased	7	7	19	11
Employee benefits expense	19	23	34	51
Total	26	30	53	62
Other
restructuring and other costs
Goods and services purchased	1	3	7	4
Employee benefits expense	2	2	5	3
Total	$ 3	$ 5	$ 12	$ 7